Condensed Consolidated Statements of Stockholders' Equity - USD ($)		Common Stock [Member]		Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Series D Preferred Stock [Member]	Series E Preferred Stock [Member]	Series F Preferred Stock [Member]	Series G Preferred Stock [Member]	Additional Paid-In Capital [Member]	Subscription Receivable [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2012		$ 272,447									$ 3,464,161		$ (4,803,523)	$ (1,066,915)
Balance, shares at Dec. 31, 2012		2,724,471
Shares issued for pre-merger shares of shell		$ 7,485									(7,485)
Shares issued for pre-merger shares of shell, shares		74,847
Issuance of shares at $0.50		$ 664,299									2,579,378			$ 3,243,677
Issuance of shares at $0.50, shares		6,642,991												6,767,910
Issuance of shares at $2.00 and $3.00		$ 12,492									287,265			$ 299,757
Issuance of shares at $2.00 and $3.00, shares		124,919
Conversion of Preferred Shares to Common Shares, shares				(1,000,000)	0	0	0	0	0
Net loss													$ (4,477,975)	(4,477,975)
Balance at Dec. 31, 2013		$ 956,723	[1]								6,323,319		(9,281,498)	(2,001,456)
Balance, shares at Dec. 31, 2013		9,567,228	[1]
Issuance of shares at $0.50		$ 611,991	[1]								2,447,966			$ 3,059,957
Issuance of shares at $0.50, shares		6,119,914	[1]											9,158,758
Issuance of shares at $1.00, $1.50 and $2.00		$ 303,885	[1]								2,791,833			$ 3,095,718
Issuance of shares at $1.00, $1.50 and $2.00, shares	[1]	3,038,844
Issuance of Preferred Shares				$ 1,000							999,000			1,000,000
Issuance of Preferred Shares, shares				1,000,000
Issuance of Preferred Shares					$ 410						409,590			410,000
Issuance of Preferred Shares, shares					410,000
Issuance of Preferred Shares						$ 400					399,625			400,025
Issuance of Preferred Shares, shares						400,025
Issuance of Preferred Shares							$ 173				172,827			173,000
Issuance of Preferred Shares, shares							173,000
Issuance of Preferred Shares								$ 461			460,539			461,000
Issuance of Preferred Shares, shares								461,000
Issuance of Preferred Shares									$ 1,400		1,398,600			1,400,000
Issuance of Preferred Shares, shares									1,400,000
Conversion of Preferred Shares to Common Shares		$ 285,512	[1]		$ (410)	$ (400)	$ (173)	$ (461)			(284,068)
Conversion of Preferred Shares to Common Shares, shares		2,855,117	[1]	0	(410,000)	(400,025)	(173,000)	(461,000)	1,400,000
Preferred Dividends											(204,526)			(204,526)
Net loss													(5,401,754)	(5,401,754)
Balance at Dec. 31, 2014		$ 2,158,111	[1]	$ 1,000					$ 1,400		14,914,705		$ (14,683,252)	2,391,964
Balance, shares at Dec. 31, 2014		21,581,103	[1]	1,000,000					1,400,000
Issuance of shares at $0.50											$ 4,321,760			$ 4,326,086
Issuance of shares at $1.00		$ 4,326	[1]
Issuance of shares at $1.00, shares		4,326,086	[1]
Issuance of Preferred Shares									$ 600	$ 5,670	$ 6,263,231			$ 6,269,500
Issuance of Preferred Shares, shares									600,000	5,669,500
Conversion of Preferred Shares to Common Shares		$ 1,575	[1]						$ (1,750)	$ (4,460)	4,634
Conversion of Preferred Shares to Common Shares, shares		1,574,120	[1]						(1,750,000)	(4,459,500)
Preferred Dividends											(217,888)			$ (217,888)
Net loss													$ (4,239,353)	(4,239,353)
Balance at Sep. 30, 2015		$ 2,164,012	[1]	$ 1,000					$ 250	$ 1,210	$ 25,286,442		$ (18,922,605)	$ 8,530,309
Balance, shares at Sep. 30, 2015		27,481,309	[1]	1,000,000					250,000	1,210,000

[1]	The consolidated financial statements have been retroactively restated to reflect the 100-for-1 reverse split that occurred on June 17, 2015